RELATED PARTIES - Other Transactions With Related Parties (Details) t in Millions, $ in Millions	Dec. 31, 2019 USD ($) t	Dec. 03, 2014	Nov. 08, 2019 USD ($) t	Dec. 31, 2018 USD ($)
Global Chartering Limited | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 127
Global Chartering Limited | Joint Venture | Freight contract
Disclosure of transactions between related parties [line items]
Agreement term (in years)	10 years
Annual cargo quantity (in tonnes) | t	16.8
Percentage of shipping capacity	80.00%
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 109			$ 131
Calvert | ArcelorMittal Calvert LLC | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 162
Calvert | ArcelorMittal Calvert LLC | Bottom of range | Joint Venture
Disclosure of transactions between related parties [line items]
Loans interest rate		3.00%
Loan maturity term		1 year
Calvert | ArcelorMittal Calvert LLC | Top of range | Joint Venture
Disclosure of transactions between related parties [line items]
Loans interest rate		4.77%
Loan maturity term		25 years
Baffinland | Joint Venture | Marketing Agreement
Disclosure of transactions between related parties [line items]
Purchase agreement, annual quantity (in tonnes) | t			6.0
Percentage of the value of iron ore produced and hauled			78.00%
Value of iron ore produced and hauled, maximum			$ 450
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold	50.00%
AMNS India | KSS Petron
Disclosure of transactions between related parties [line items]
Financial assets at fair value through profit or loss	$ 136			$ 193